UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-09999

Dryden Core Investment Fund

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 973-367-7521

Date of fiscal year end: 1/31/2009

Date of reporting period: 7/31/2008

Item 1 – Reports to Stockholders

Fees and Expenses (Unaudited)

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended July 31, 2008.

Actual Expenses

The first line for each Series in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period. The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), 403(b) accounts, and 529 plan accounts. As of the close of the six months covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fee ($12.50 for the six month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each Series in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5%

Dryden Core Investment Fund	1

Fees and Expenses (continued)

hypothetical examples that appear in the shareholder reports of the other funds. The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), 403(b) accounts, and 529 plan accounts. As of the close of the six months covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each Series in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Core Investment Fund		Beginning Account Value February 1, 2008	Ending Account Value July 31, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Taxable Money Market Series	Actual	$1,000.00	$1,015.00	0.01%	$0.05
	Hypothetical	$1,000.00	$1,024.81	0.01%	$0.05

Short-Term Bond Series	Actual	$1,000.00	$960.60	0.03%	$0.15
	Hypothetical	$1,000.00	$1,024.71	0.03%	$0.15

* Series expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended July 31, 2008, and divided by the 366 days in the Series’ fiscal year ending January 31, 2009 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

2	Visit our website at www.jennisondryden.com

Portfolio of Investments

as of July 31, 2008 (Unaudited)

Principal Amount (000)	Description	Value (Note 1)

Certificates of Deposit 7.4%
$175,000	Banco Bilbao Vizcaya Argentaria 2.60%, 8/22/08	$175,000,000
5,000	Bank of America Corp. 2.466%, 6/12/09(a)	4,990,765
100,000	Bank of Scotland PLC 2.9094%, 11/14/08(a)	100,000,000
225,000	2.9112%, 10/6/08	225,000,000
330,000	BNP Paribas NY 2.65%, 9/8/08	330,000,000
89,000	Branch Banking and Trust Co. 2.60%, 8/15/08	89,000,000
154,000	2.70%, 11/10/08	154,000,000
134,000	2.71%, 11/17/08	134,000,000
260,000	Chase Bank USA NA 2.78%, 12/1/08	260,000,000
50,000	Fifth Third Bank 2.70%, 8/6/08	50,000,000
262,200	Skandinaviska Enskilda Banken AB, 144A 2.486%, 8/19/08(a)	262,200,000
50,000	US Bank NA 2.53%, 11/10/08	49,972,975
150,000	2.72%, 11/3/08	150,000,000

		1,984,163,740

Commercial Paper 37.5%
150,000	AIG Funding, Inc. 2.63%, 8/12/08(b)	149,879,458
100,000	2.55%, 8/5/08(b)	99,971,667
100,000	American Express Credit Corp. 2.57%, 8/4/08(b)	99,978,583
100,000	2.57%, 8/5/08(b)	99,971,444
25,000	2.64%, 8/12/08(b)	24,979,833
100,000	2.64%, 8/13/08(b)	99,912,000
100,000	2.64%, 8/14/08(b)	99,904,667
200,000	Bank of America Corp. 2.55%, 9/9/08(b)	199,447,500
161,000	2.565%, 8/13/08(b)	160,862,345
25,000	2.57%, 8/21/08(b)	24,964,306
220,000	2.67%, 10/23/08(b)	218,645,717

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	3

Portfolio of Investments

as of July 31, 2008 (Unaudited) continued

Principal Amount (000)	Description	Value (Note 1)

Commercial Paper (cont’d)
$52,168	Cargill Global Funding PLC, 144A 2.40%, 8/11/08(b)	$52,133,221
50,000	CBA (Delaware) Finance 2.73%, 10/14/08(b)	49,719,417
93,000	2.73%, 10/16/08(b)	92,464,010
200,000	2.74%, 10/7/08(b)	198,980,111
200,000	Citigroup Funding, Inc. 2.72%, 8/26/08(b)	199,622,222
150,000	2.72%, 8/27/08(b)	149,705,333
249,000	2.74%, 8/25/08(b)	248,545,987
125,000	2.765%, 8/28/08(b)	124,740,781
11,000	2.80%, 8/13/08(b)	10,989,733
120,000	2.80%, 8/18/08(b)	119,841,333
215,000	2.80%, 8/19/08(b)	214,699,000
50,000	2.87%, 9/11/08(b)	49,836,569
50,000	2.87%, 10/9/08(b)	49,724,958
125,000	2.88%, 10/28/08(b)	124,120,000
33,000	Danske Corp., 144A 2.50%, 8/15/08(b)	32,967,917
75,000	2.62%, 9/8/08(b)	74,792,583
200,000	2.63%, 9/9/08(b)	199,430,167
300,000	2.72%, 10/10/08(b)	298,413,333
74,134	2.72%, 10/17/08(b)	73,702,705
100,000	2.735%, 10/24/08(b)	99,361,833
125,000	DNB Norbank ASA, 144A 2.61%, 8/15/08(b)	124,873,125
100,000	2.72%, 8/4/08(b)	99,977,333
215,000	General Electric Capital Corp. 2.38%, 8/18/08(b)	214,758,364
25,000	2.45%, 9/2/08(b)	24,945,556
200,000	2.45%, 9/17/08(b)	199,360,278
300,000	2.61%, 11/12/08(b)	297,759,750
255,000	2.61%, 11/13/08(b)	253,077,300
50,000	2.61%, 11/17/08(b)	49,608,500
75,000	2.63%, 11/26/08(b)	74,358,938
40,000	ING America Insurance Holdings, Inc. 2.70%, 9/8/08(b)	39,886,000
75,000	2.70%, 9/17/08(b)	74,735,625
80,000	2.74%, 9/29/08(b)	79,640,756
20,000	2.74%, 10/16/08(b)	19,884,311
26,000	2.74%, 10/9/08(b)	25,863,457

See Notes to Financial Statements.

4	Visit our website at www.jennisondryden.com

Principal Amount (000)	Description	Value (Note 1)

Commercial Paper (cont’d)
$121,000	KBC Financial Products International, 144A 2.78%, 10/14/08(b)	$120,308,552
117,794	Long Lane Master Trust IV, 144A 2.54%, 8/26/08(b)	117,585,730
125,000	National Australia Funding (Delaware), 144A 2.71%, 10/15/08(b)	124,294,271
19,363	2.65%, 8/12/08(b)	19,347,321
14,900	Nokia Corp., 144A 2.40%, 8/5/08(b)	14,896,027
150,000	2.40%, 8/11/08(b)	149,900,000
70,000	Nordea North America 2.67%, 9/25/08	69,714,458
106,167	Old Line Funding Corp., LLC, 144A 2.53%, 8/15/08(b)	106,062,231
97,000	2.53%, 8/26/08(b)	96,829,576
278,000	2.55%, 8/20/08(b)	277,625,858
13,000	Procter Gamble International Fund, 144A 2.19%, 9/8/08(b)	12,969,948
67,000	Prudential PLC 2.78%, 10/24/08(b)	66,565,393
100,000	Prudential PLC, 144A 2.48%, 8/27/08(b)	99,820,889
73,000	2.64%, 8/11/08(b)	72,946,467
57,000	2.78%, 10/21/08(b)	56,643,465
25,000	2.82%, 10/7/08(b)	24,868,792
70,000	Reckitt Benckiser TSY, 144A 2.70%, 9/19/08(b)	69,742,750
78,000	2.70%, 9/22/08(b)	77,695,800
320,000	Sanpaolo IMI US Financial Co. 2.62%, 9/9/08(b)	319,091,734
46,000	2.75%, 10/14/08(b)	45,739,972
75,000	2.77%, 10/22/08(b)	74,526,792
125,000	State Street Corp. 2.72%, 10/21/08(b)	124,235,000
42,000	2.72%, 10/22/08(b)	41,739,787
75,000	Swedbank AB 2.70%, 8/20/08(b)	74,893,125
75,000	2.70%, 8/21/08(b)	74,887,500
183,000	2.78%, 9/8/08(b)	182,462,997
10,000	2.78%, 9/9/08(b)	9,969,883
61,378	2.82%, 8/18/08(b)	61,296,265
145,000	2.84%, 8/8/08(b)	144,919,928

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	5

Portfolio of Investments

as of July 31, 2008 (Unaudited) continued

Principal Amount (000)	Description	Value (Note 1)

Commercial Paper (cont’d)
$50,000	Swedbank Mortgage AB 2.45%, 8/4/08(b)	$49,989,792
125,000	2.75%, 8/25/08(b)	124,770,833
140,000	2.75%, 8/26/08(b)	139,732,639
132,500	2.80%, 8/19/08(b)	132,314,500
178,500	2.80%, 8/18/08(b)	178,263,983
100,000	Tulip Funding Corp., 144A 2.55%, 8/12/08(b)	99,922,083
74,000	2.55%, 8/18/08(b)	73,910,892
130,000	2.55%, 8/20/08(b)	129,825,042
198,119	2.55%, 8/28/08(b)	197,739,707
66,662	2.60%, 8/14/08(b)	66,599,412
64,000	2.63%, 8/6/08(b)	63,976,622
160,000	Westpac Banking Corp., 144A 2.72%, 10/30/08(b)	158,911,998
150,000	2.71%, 10/27/08(b)	149,017,625
400,000	Westpac Securities NZ Ltd., 144A 2.994%, 1/28/09(b)	400,000,001

		10,017,593,666

Loan Participations 1.9%
50,000	Cargill Global Funding PLC 2.48%, 8/26/08(d)	50,000,000
82,000	2.48%, 8/28/08(d)	82,000,000
140,000	Cargill, Inc. 2.48%, 8/18/08(d)	140,000,000
50,000	2.48%, 8/27/08(d)	50,000,000
180,000	Equitable Life Assurance Society 3.08%, 9/23/08	180,000,000

		502,000,000

Municipal Bond 0.1%
19,620	Massachusetts St. Health & Educational, Harvard University, F.R.W.D., Ser. GG3 2.46%, 8/7/08(c)	19,620,000

Other Corporate Obligations 30.1%
25,000	American Honda Finance Corp., M.T.N., 144A 2.7744%, 8/5/08(a)	24,999,699

See Notes to Financial Statements.

6	Visit our website at www.jennisondryden.com

Principal Amount (000)	Description	Value (Note 1)

Other Corporate Obligations (cont’d)
$450,000	Banco Espanol de Credito SA, 144A 2.785%, 8/11/08(a)	$450,000,000
45,000	Bank of America Corp. 2.4563%, 12/18/08(a)	44,969,021
193,100	2.6381%, 2/27/09(a)	193,001,967
15,000	2.7862%, 6/12/09(a)	14,975,617
310,000	2.998%, 8/6/09(a)	310,000,000
480,000	Bank of Scotland PLC, M.T.N., 144A 2.45%, 9/5/08(a)	479,999,999
50,000	2.4613%, 9/8/08(a)	49,999,889
164,000	BMW US Capital LLC, 144A 2.46%, 9/4/08(a)	163,987,889
153,000	Caja de Ahorros y Monte de Piedad de Madrid, 144A 2.9363%, 8/12/08(a)	153,000,000
112,000	General Electric Capital Corp., M.T.N. 2.46%, 10/24/08(a)	111,985,557
45,800	2.795%, 10/26/08(a)	45,795,436
12,500	General Electric Co., 2.7169%, 12/9/08(a)	12,509,159
125,000	Genworth Life Insurance Co. 2.5381%, 8/15/08(a)(d)(e) (cost $125,000,000; date purchased 7/16/07)	125,000,000
22,000	2.5419%, 8/22/08(a)(d)(e) (cost $22,000,000; date purchased 7/24/07)	22,000,000
250,000	Goldman Sachs Group, Inc., RegS, 144A 3.00%, 9/26/08(d)	250,000,000
324,000	HSBC Finance Corp. 2.48%, 9/6/08(a)	324,000,000
100,000	HSBC USA, Inc., M.T.N. 2.467%, 8/15/08(a)	100,000,000
452,000	ING Verzekeringen NV, M.T.N., 144A 2.45%, 9/3/08(a)	451,999,999
218,000	Irish Life & Permanent PLC, M.T.N., 144A 2.5081%, 8/20/08(a)	217,999,706
146,000	John Deere Capital Corp., M.T.N. 2.9844%, 9/25/08(a)	145,986,227
229,000	JPMorgan Chase & Co., M.T.N. 2.4587%, 8/11/08(a)	229,000,000
440,000	2.462%, 9/2/08(a)	439,978,943
275	2.6219%, 3/6/09(a)	274,042
91,000	2.8275%, 4/3/09(a)	91,009,304

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	7

Portfolio of Investments

as of July 31, 2008 (Unaudited) continued

Principal Amount (000)	Description	Value (Note 1)

Other Corporate Obligations (cont’d)
$96,000	Kommunalkredit Austria AG, 144A 2.4894%, 8/22/08(a)	$96,000,000
109,000	Merrill Lynch & Co., Inc. 2.6019%, 8/22/08(a)	108,989,156
170,000	Merrill Lynch & Co., Inc., M.T.N. 2.54%, 9/3/08(a)	170,000,000
170,000	2.6162%, 8/15/08(a)	170,000,000
15,000	2.748%, 8/22/08(a)	14,997,750
17,550	2.885%, 10/27/08(a)	17,541,292
67,000	Metlife Insurance Co. of Connecticut 2.8956%, 2/25/09(a)(d)(e) (cost $67,000,000; date purchased 2/25/08)	67,000,000
99,000	3.2394%, 7/7/09(a)(d)(e) (cost $99,000,000; date purchased 7/7/08)	99,000,000
85,000	Metropolitan Life Insurance Co. 3.1228%, 2/2/09(a)(d)(e) (cost $85,000,000; date purchased 2/1/08)	85,000,000
177,000	Morgan Stanley 2.55%, 8/26/08(a)	177,000,000
19,000	2.583%, 9/15/08(a)	19,000,688
200,000	Morgan Stanley, M.T.N. 2.54%, 9/3/08(a)	200,000,000
144,000	2.6112%, 10/31/08(a)	144,000,000
75,000	National Australia Bank Ltd., 144A 2.46%, 9/5/08(a)	75,000,624
160,000	Nordea Bank AB, 144A 2.4613%, 9/8/08(a)	160,000,000
197,000	3.1488%, 8/24/09(a)	197,000,000
45,000	PNC Bank NA 2.417%, 12/29/08(a)	44,928,722
350	PNC Funding Corp. 2.4812%, 10/3/08(a)	349,701
200,000	Royal Bank of Scotland Group PLC, 144A 2.91%, 10/10/08(a)	200,000,000
40,000	Skandinaviska Enskilda NY, 144A 2.4712%, 10/8/08(a)	39,978,124
100	Target Corp. 5.40%, 10/1/08	100,380
75,000	Toyota Motor Credit Corp., M.T.N. 2.5113%, 2/3/09(a)	75,000,000

See Notes to Financial Statements.

8	Visit our website at www.jennisondryden.com

Principal Amount (000)	Description	Value (Note 1)

Other Corporate Obligations (cont’d)
$175	US Bank NA 3.90%, 8/15/08	$175,067
305,000	2.4156%, 12/1/08(a)	304,823,357
200,000	Wells Fargo BK NA 2.41%, 8/4/08	200,000,000
200,000	2.43%, 8/13/08	200,000,000
350,000	2.43%, 8/15/08	350,000,000
340,000	Wells Fargo & Co., M.T.N. 2.521%, 9/3/08(a)	340,000,000
10,000	2.521%, 10/2/08(a)	9,995,597

		8,018,352,912

U.S. Government Agencies 17.9%
573,000	Federal Home Loan Bank 2.18%, 2/19/09(a)	573,000,000
650,000	2.21%, 2/23/09(a)	650,000,001
214,000	2.255%, 2/27/09(a)	214,000,000
20,000	2.255%, 3/5/09(a)	20,000,000
400,000	2.255%, 3/5/09(a)	400,000,000
562,000	2.29%, 3/27/09(a)	562,000,000
650,000	2.31%, 4/3/09(a)	649,956,489
170,000	2.358%, 2/17/09(a)	170,000,000
300,000	2.381%, 8/21/08(h)	299,608,333
158,000	2.445%, 9/17/08(h)	157,509,542
10,000	2.596%, 2/11/09(a)	10,003,741
25,000	2.613%, 7/14/09(a)	25,000,000
440,000	2.615%, 7/10/09(a)	440,010,420
35,000	2.621%, 1/5/09(a)	35,004,108
8,000	Federal National Mortgage Association 5.125%, 9/2/08	8,018,083
75,601	2.33%, 8/15/08(h)	75,533,379
237,294	2.389%, 9/16/08(h)	236,587,523
110,000	2.452%, 10/14/08(h)	109,457,333
68,000	2.453%, 10/15/08(h)	67,660,000
85,000	2.506%, 10/29/08(h)	84,485,160

		4,787,834,112

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	9

Portfolio of Investments

as of July 31, 2008 (Unaudited) continued

Principal Amount (000)	Description	Value (Note 1)

Repurchase Agreements(g) 6.2%
$200,000	Bank of America Securities, LLC 2.19%, dated 7/31/08, due 8/1/08 in the amount of $200,012,167 (cost $200,000,000; the value of collateral including accrued interest was $204,000,000)	$200,000,000
243,134	Barclays Capital, Inc. 2.18%, dated 7/31/08, due 8/1/08 in the amount of $243,148,723 (cost $243,134,000; the value of collateral including accrued interest was $247,996,681)	243,134,000
350,000	BNP Paribas NY 2.19%, dated 7/31/08, due 8/1/08 in the amount of $350,021,292 (cost $350,000,000; the value of collateral including accrued interest was $357,000,866)	350,000,000
245,000	Deutsche Bank AG 2.22%, dated 7/31/08, due 8/1/08 in the amount of $245,015,108 (cost $245,000,000; the value of collateral including accrued interest was $249,900,001)	245,000,000
195,354	Greenwich Capital Markets, Inc. 2.19%, dated 7/31/08, due 8/1/08 in the amount of $195,365,884 (cost $195,354,000; the value of collateral including accrued interest was $199,261,429)	195,354,000
430,000	Merrill Lynch & Co. 2.20%, dated 7/31/08, due 8/1/08 in the amount of $430,026,278 (cost $430,000,000; the value of collateral including accrued interest was $438,602,737)	430,000,000

		1,663,488,000

	Total Investments 101.1% (amortized cost $26,993,052,430; Note 5)(f)	26,993,052,430
	Liabilities in excess of other assets (1.1%)	(289,970,120)

	Net Assets 100.0%	$26,703,082,310

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

F.R.W.D.—Floating Rate (Weekly) Demand.

M.T.N.—Medium Term Note.

N.A.—National Association (National Bank).

(a)	Floating Rate Security. The interest rate shown reflects the rate in effect at July 31, 2008.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(d)	Indicates a security that has been deemed illiquid.

See Notes to Financial Statements.

10	Visit our website at www.jennisondryden.com

(e)	Private placement, restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $398,000,000. The aggregate value of $398,000,000 is 1.5% of net assets.
(f)	The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.
(g)	Repurchase Agreements are collateralized by U.S. Treasury or Federal agency obligations.
(h)	Represents zero coupon bond. Rate shown reflects the effective yield at the time of purchase.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	—	—
Level 2—Other Significant Observable Inputs	$26,993,052,430	—
Level 3—Significant Unobservable Inputs	—	—

Total	$26,993,052,430	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of January 31, 2008 and July 31, 2008 the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	11

Portfolio of Investments

as of July 31, 2008 (Unaudited) continued

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2008 was as follows:

Commercial Paper	37.5%
Other Corporate Obligations	30.1
U.S. Government Agencies	17.9
Certificates of Deposit	7.4
Repurchase Agreements	6.2
Loan Participations	1.9
Municipal Bond	0.1

101.1
Liabilities in excess of other assets	(1.1)

100.0%

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

Statement of Assets and Liabilities

as of July 31, 2008 (Unaudited)

Assets
Unaffiliated investments, at amortized cost which approximates market value	$26,993,052,430
Cash	35,565
Interest receivable	35,518,235
Prepaid expenses	1,082

Total assets	27,028,607,312

Liabilities
Payable for investments purchased	310,000,000
Dividend payable	15,230,432
Management fee payable	157,072
Accrued expenses	114,670
Transfer agent fee payable	16,667
Deferred directors’ fee	6,161

Total liabilities	325,525,002

Net Assets	$26,703,082,310

Net assets were comprised of:
Common stock, at par	$26,703,093
Paid-in capital in excess of par	26,676,369,183

26,703,072,276
Undistributed net investment income	10,034

Net assets July 31, 2008	$26,703,082,310

Net asset value, offering price and redemption price per share ($26,703,082,310 ÷ 26,703,093,371 shares of $.001 par value common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	13

Statement of Operations

Six-Months Ended July 31, 2008 (Unaudited)

Net Investment Income
Income
Unaffiliated interest	$380,707,231

Expenses
Management fee	819,822
Insurance expense	196,000
Transfer agent’s fees and expenses (including affiliated expense of $50,000)	50,224
Custodian’s fees and expenses	42,000
Interest expense (Note 7)	27,234
Reports to shareholders	14,000
Legal fees and expenses	11,000
Audit fee	10,000
Directors’ fees	5,000
Miscellaneous	14,520

Total expenses	1,189,800

Net investment income	379,517,431

Net Realized Gain On Investments
Net realized gain on investment transactions	451,912

Net Increase In Net Assets Resulting From Operations	$379,969,343

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended July 31, 2008	Year Ended January 31, 2008
Increase In Net Assets
Operations
Net investment income	$379,517,431	$1,097,060,037
Net realized gain on investment transactions	451,912	182,955

Net increase in net assets resulting from operations	379,969,343	1,097,242,992

Dividends and distributions from net investment income and net realized gain (Note 1)	(379,969,343)	(1,097,242,992)

Series share transactions (Note 6)
Net proceeds from shares subscribed	99,248,588,359	160,735,985,229
Net asset value of shares issued to shareholders in reinvestment of dividends and distributions	251,357,320	700,164,535
Cost of shares reacquired	(97,333,443,703)	(153,590,603,913)

Net increase in net assets from Series share transactions	2,166,501,976	7,845,545,851

Total increase	2,166,501,976	7,845,545,851

Net Assets
Beginning of period	24,536,580,334	16,691,034,483

End of period(a)	$26,703,082,310	$24,536,580,334

(a) Includes undistributed net investment income of:	$10,034	$10,034

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	15

Portfolio of Investments

as of July 31, 2008 (Unaudited)

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

LONG-TERM INVESTMENTS 93.7%

ASSET BACKED SECURITIES 45.2%
Ace Securities Corp., Home Equity Loan, Ser. 2002-HE1, Class M1(a)	Aa2	3.44%	06/25/32	$696	$421,481
Ace Securities Corp., Home Equity Loan, Ser. 2003-HE1, Class M2(a)	A2	5.01	11/25/33	575	466,305
Ace Securities Corp., Home Equity Loan, Ser. 2004-FM1, Class M1(a)	Aa2	3.36	09/25/33	1,154	992,492
Ace Securities Corp., Home Equity Loan, Ser. 2004-OP1, Class M1(a)	Aa2	2.98	04/25/34	4,837	3,835,496
Ace Securities Corp., Home Equity Loan, Ser. 2005-HE2, Class M2(a)	Aa2	2.91	04/25/35	2,000	1,878,722
Ace Securities Corp., Home Equity Loan, Ser. 2007-HE1, Class A2C(a)	Baa2	2.63	01/25/37	10,000	5,278,866
Ace Securities Corp., Home Equity Loan, Ser. 2007-HE4, Class A2C(a)	Aa3	2.76	05/25/37	7,000	3,487,569
Ace Securities Corp., Home Equity Loan, Ser. 2007-WM1, Class A2C(a)	Ba3	2.63	11/25/36	10,000	5,110,869
American Express Credit Account Master Trust, Ser. 2004-C, Class C, 144A(a)	Baa1	2.96	02/15/12	1,144	1,117,621
American Express Credit Account Master Trust, Ser. 2006-1, Class C, 144A(a)	Baa1	2.74	12/15/13	10,000	9,173,998
American Express Credit Account Master Trust, Ser. 2006-3, Class C, 144A(a)	Baa1	2.74	03/15/14	10,000	8,857,810
American Express Credit Account Master Trust, Ser. 2006-B, Class C, 144A(a)	Baa1	2.75	08/15/13	13,000	11,752,650
American Express Credit Account Master Trust, Ser. 2007-1, Class C, 144A(a)	Baa2	2.73	09/15/14	5,000	4,437,975
American Express Credit Account Master Trust, Ser. 2007-3, Class B(a)	A2	2.55	10/15/12	10,000	9,638,872

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

American Express Credit Account Master Trust, Ser. 2007-3, Class C, 144A(a)	Baa2	2.71%	10/15/12	$2,000	$1,859,688
Americredit Automobile Receivables Trust, Ser. 2007-DF, Class A2B(a)	Aaa	3.01	01/6/11	12,098	12,042,067
Ameriquest Mortgage Securities, Inc., Ser. 2003-1, Class M1(a)(c)	Aa2	3.81	02/25/33	6,320	5,378,233
Ameriquest Mortgage Securities, Inc., Ser. 2003-1, Class M2(a)(c)	Ba1	5.24	02/25/33	1,130	588,237
Ameriquest Mortgage Securities, Inc., Ser. 2003-11, Class M1(a)	Aa2	3.15	01/25/34	1,600	1,306,788
Ameriquest Mortgage Securities, Inc., Ser. 2003-12, Class M1(a)	Aa2	3.21	01/25/34	3,200	2,620,051
Ameriquest Mortgage Securities, Inc., Ser. 2003-2, Class M2(a)(c)	Baa2	5.24	03/25/33	386	162,100
Ameriquest Mortgage Securities, Inc., Ser. 2003-8, Class M1(a)	Aa2	3.16	10/25/33	5,804	4,988,454
Ameriquest Mortgage Securities, Inc., Ser. 2004-R6, Class A1(a)	Aa3	2.67	07/25/34	8,306	6,965,833
Ameriquest Mortgage Securities, Inc., Ser. 2005-R9, Class AF5	Aaa	5.82	11/25/35	1,808	1,675,315
Amortizing Residential Collateral Trust, Home Equity Loan, Ser. 2002-BC5, Class M2(a)	A2	4.26	07/25/32	212	168,366
Amortizing Residential Collateral Trust, Home Equity Loan, Ser. 2002-BC6, Class M1(a)	Aa2	3.59	08/25/32	2,211	1,617,298
Amortizing Residential Collateral Trust, Home Equity Loan, Ser. 2002-BC9, Class M1(a)	Aa2	4.11	12/25/32	2,876	2,306,880
Argent Securities, Inc., Home Equity Loan, Ser. 2003-W2, Class M4(a)	Baa1	7.49	09/25/33	1,000	854,870
Argent Securities, Inc., Home Equity Loan, Ser. 2003-W3, Class M2(a)	A2	4.26	09/25/33	14,262	11,922,459
Asset Backed Funding Cert., Ser. 2003-OPT1, Class A3(a)	Aaa	3.14	04/25/33	1,169	853,123
Asset Backed Funding Cert., Ser. 2006-OPT1, Class A3D(a)	Aaa	2.70	09/25/36	6,000	3,969,562
Asset Backed Securities Corp., Home Equity Loan, Ser. 2003-HE5, Class M2(a)	A2	5.31	09/15/33	1,041	725,676

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	17

Portfolio of Investments

as of July 31, 2008 (Unaudited) continued

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Asset Backed Securities Corp., Home Equity Loan, Ser. 2003-HE6, Class M2(a)	A2	4.11%	11/25/33	$2,321	$1,889,443
Asset Backed Securities Corp., Home Equity Loan, Ser. 2004-HE1, Class M2(a)	A2	4.93	01/15/34	1,410	1,212,469
Asset Backed Securities Corp., Home Equity Loan, Ser. 2005-HE6, Class M1(a)	Aa1	2.95	07/25/35	2,500	2,133,309
BA Credit Card Trust, Ser. 2006, Class C4(a)	Baa2	2.69	11/15/11	26,300	25,699,681
Bank One Issuance Trust, Ser. 2004-C1, Class C1(a)	Baa2	2.96	11/15/11	5,000	4,931,590
Bear Stearns Asset Backed Securities Trust, Ser. 2003-3, Class M1(a)	Aa2	3.28	06/25/43	1,185	785,418
Bear Stearns Asset Backed Securities Trust, Ser. 2004-1, Class M1(a)	AA(d)	3.11	06/25/34	4,081	3,237,410
Bear Stearns Asset Backed Securities Trust, Ser. 2007-FS1, Class 1A3(a)	A1	2.63	05/25/35	19,000	10,001,427
Bear Stearns Asset Backed Securities, Inc., Ser. 2004-FR3, Class M2(a)	A2	3.63	09/25/34	1,437	1,008,087
Bear Stearns Asset Backed Securities, Inc., Ser. 2004-HE7, Class M1(a)	Aa2	3.06	08/25/34	3,629	2,909,044
Bear Stearns Asset Backed Securities, Inc., Ser. 2004-HE8, Class M2(a)	A2	3.66	09/25/34	1,100	945,895
Capital Auto Receivables Asset Trust, Ser. 2007-3, Class A2B(a)	Aaa	2.71	11/16/09	9,943	9,945,520
Carmax Auto Owner Trust, Ser. 2008-1, Class A2B(a)	Aaa	3.16	04/15/11	11,670	11,691,446
Carmax Auto Owner Trust, Ser. 2008-2, Class A2B(a)	Aaa	3.43	09/15/11	22,000	21,899,900
Carrington Mortgage Loan Trust, Ser. 2005-NC4, Class A2(a)	Aaa	2.73	09/25/35	1,494	1,481,956
CDC Mortgage Capital Trust, Home Equity Loan, Ser. 2002-HE2, Class M2(a)(c)	Ba3	4.71	01/25/33	520	60,603

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

CDC Mortgage Capital Trust, Home Equity Loan, Ser. 2003-HE3, Class M1(a)	A3	3.51%	11/25/33	$10,469	$9,085,664
Centex Home Equity, Home Equity Loan, Ser. 2002-D, Class M1(a)	Aa2	3.53	12/25/32	947	717,481
Centex Home Equity, Home Equity Loan, Ser. 2005-B, Class M1(a)	Aa1	2.86	03/25/35	3,000	2,325,309
Centex Home Equity, Ser. 2003-A, Class M2(a)	A2	4.19	03/25/33	584	313,695
Centex Home Equity, Ser. 2003-B, Class M1(a)	Aa2	3.16	06/25/33	1,172	953,345
Centex Home Equity, Ser. 2003-B, Class M2(a)	A2	4.16	06/25/33	830	498,162
Chase Credit Card Master Trust, Ser. 2003-6, Class C(a)	Baa1	3.26	02/15/11	18,000	17,968,498
Chase Funding Mortgage Loan, Ser. 2003-2, Class 2A2(a)	Aaa	3.02	02/25/33	1,133	1,121,527
Chase Issuance Trust, Ser. 2006-C2, Class C(a)	Baa2	2.76	04/15/13	10,451	9,675,407
Chase Issuance Trust, Ser. 2006-C4, Class C4(a)	Baa2	2.75	01/15/14	35,000	31,462,794
Citibank Credit Card Issuance Trust, Ser. 2005-C6, Class C6(a)	Baa2	2.79	11/15/12	14,000	13,080,802
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1(a)	Baa2	2.86	02/20/15	19,100	16,165,617
Citibank Credit Card Issuance Trust, Ser. 2006-C4, Class C4(a)	Baa2	2.68	01/9/12	34,120	32,707,001
Citicorp Residential Mortgage Securities, Inc., Ser. 2007-2, Class M3	Aa3	6.49	06/25/37	5,560	3,784,025
Citigroup Mortgage Loan Trust, Inc., Ser. 2005-HE1, Class M1(a)	Aa1	2.89	05/25/35	3,322	3,084,599
Citigroup Mortgage Loan Trust, Inc., Ser. 2005-HE3, Class M1(a)	Aa1	2.92	09/25/35	2,000	1,503,467
Citigroup Mortgage Loan Trust, Inc., Ser. 2006-HE2, Class A2B(a)	Aaa	2.56	08/25/36	4,000	3,800,166
CLI Funding, LLC, Ser. 2006-1A, Class A, 144A(a)	Aa3	2.64	08/18/21	16,167	13,077,540
Conseco Finance Corp., Ser. 2001-C, Class M1(a)	Aa3	3.16	08/15/33	821	521,292

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	19

Portfolio of Investments

as of July 31, 2008 (Unaudited) continued

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2002-3, Class M1(a)	Aa2	3.59%	03/25/32	$561	$472,362
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2003-3, Class M1(a)	Aa2	3.16	08/25/33	2,091	1,617,545
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2006-S4, Class A1(a)	Aa3	2.57	07/25/34	7,326	6,513,920
Countrywide Asset-Backed Certificates, Ser. 2003-5, Class MV1(a)	Aaa	3.06	01/25/34	56	46,709
Countrywide Asset-Backed Certificates, Ser. 2004-13, Class MV4(a)	A1	3.31	04/25/35	9,000	6,452,679
Countrywide Asset-Backed Certificates, Ser. 2004-2, Class M1(a)	Aa2	2.96	05/25/34	3,500	2,892,384
Countrywide Asset-Backed Certificates, Ser. 2005-13, Class MV1(a)	Aa1	2.90	04/25/36	4,000	2,601,444
Countrywide Asset-Backed Certificates, Ser. 2005-2, Class M1(a)	Aa1	2.88	08/25/35	3,300	2,667,407
Countrywide Asset-Backed Certificates, Ser. 2005-14, Class M1(a)	Aa1	2.91	04/25/36	1,750	1,037,325
Countrywide Asset-Backed Certificates, Ser. 2006-13, Class 1AF1(a)	Aa3	2.58	01/25/37	2,902	2,701,719
Countrywide Asset-Backed Certificates, Ser. 2006-S7, Class A1(a)	A3	2.55	11/25/35	20,104	16,537,837
Countrywide Asset-Backed Certificates, Ser. 2006-S8, Class A1(a)	A2	2.55	04/25/36	17,824	14,849,051
Countrywide Asset-Backed Certificates, Ser. 2007-2, Class 2A4(a)	Aa3	2.68	08/25/37	10,000	4,103,741
Countrywide Asset-Backed Certificates, Ser. 2007-S1, Class A1A(a)	A2	2.57	11/25/36	11,194	9,464,871

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Countrywide Home Equity Loan Trust, Ser. 2005-A, Class 2A(a)	A2	2.70%	04/15/35	$1,726	$1,031,776
Countrywide Home Equity Loan Trust, Ser. 2005-B, Class 2A(a)	Baa3	2.64	05/15/35	1,802	750,163
Countrywide Home Equity Loan Trust, Ser. 2005-I, Class 2A(a)	A2	2.69	02/15/36	3,611	2,521,727
Countrywide Home Equity Loan Trust, Ser. 2006-B, Class 2A(a)	Aa3	2.63	05/15/36	5,174	3,674,459
Countrywide Home Equity Loan Trust, Ser. 2006-G, Class 2A(a)	A2	2.61	10/15/36	8,420	3,441,278
Countrywide Home Equity Loan Trust, Ser. 2006-H, Class 2A1A(a)	Baa3	2.61	11/15/36	20,615	8,638,834
Countrywide Home Equity Loan Trust, Ser. 2006-I, Class 2A(a)	Aaa	2.60	01/15/37	31,192	23,759,248
CS First Boston Mortgage Securities Corp., Ser. 2001-HE17, Class A1(a)	Aaa	3.08	01/25/32	2,371	2,171,521
CS First Boston Mortgage Securities Corp., Ser. 2001-HE25, Class M1(a)	Aa2	4.06	03/25/32	1,064	865,231
Discover Card Master Trust I Credit Card, Ser. 2003-4, Class B1(a)	A2	2.79	05/15/11	2,515	2,493,539
Discover Card Master Trust I, Ser. 2006-3, Class B1(a)	A2	2.60	03/15/14	9,816	8,861,341
Discover Card Master Trust I, Ser. 2007-3, Class B1(a)	A2	2.59	10/16/12	15,000	14,118,497
Equifirst Mortgage Loan Trust, Ser. 2003-1, Class M2(a)	Baa1	4.36	12/25/32	315	185,431
Equity One ABS, Inc., Ser. 2003-1, Class M1	Aa2	4.86	07/25/33	379	329,489
FBR Securitization Trust, Ser. 2005-5, Class M1(a)	Aa1	2.92	11/25/35	10,000	7,045,941
Finance America Mortgage Loan Trust, Ser. 2004-3, Class M1(a)	Aa1	3.04	11/25/34	11,610	9,581,337
First Franklin Mtg. Loan Asset Backed Cert., Home Equity Loan, Ser. 2005-FFH4, Class M4(a)	Baa1	3.11	12/25/35	3,500	969,915
First Franklin Mtg. Loan Asset Backed Cert., Home Equity Loan, Ser. 2006-FF13, Class A2D(a)	A1	2.70	10/25/36	15,000	7,449,308

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	21

Portfolio of Investments

as of July 31, 2008 (Unaudited) continued

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

First Franklin Mtg. Loan Asset Backed Cert., Home Equity Loan, Ser. 2006-FFH1, Class M2(a)	Aa2	2.86%	01/25/36	$2,000	$681,968
First Franklin Mtg. Loan Asset Backed Cert., Ser. 2004-FF3, Class M1(a)	Aa2	3.29	05/25/34	8,909	7,318,919
First Franklin Mtg. Loan Asset Backed Cert., Ser. 2004-FF8, Class M1(a)	Aa1	2.96	10/25/34	5,200	4,323,305
First NLC Trust, Ser. 2005-2, Class M1(a)	Aa1	2.94	09/25/35	2,500	2,169,420
Flagstar Home Equity Loan Trust, Ser. 2006-2A, Class A, 144A(a)	Aaa	2.62	06/25/19	24,947	20,995,741
Ford Credit Auto Owner Trust, Ser. 2006-A, Class A3	Aaa	5.05	03/15/10	975	980,508
Ford Credit Auto Owner Trust, Ser. 2006-C, Class A3	Aaa	5.16	11/15/10	3,000	3,029,661
Ford Credit Auto Owner Trust, Ser. 2007-A, Class A2A	Aaa	5.42	04/15/10	5,276	5,319,776
Ford Credit Auto Owner Trust, Ser. 2008-A, Class A2(a)	Aaa	3.06	07/15/10	5,000	5,004,673
Fremont Home Loan Trust, Ser. 2003-B, Class M1(a)	Aa1	3.51	12/25/33	1,373	1,152,201
Fremont Home Loan Trust, Ser. 2004-1, Class M6(a)	A3	4.41	02/25/34	409	194,384
Fremont Home Loan Trust, Ser. 2004-2, Class M2(a)	Aa1	3.08	07/25/34	2,400	2,023,823
GE Business Loan Trust, Ser. 2003-2, Class A, 144A(a)	Aaa	2.83	11/15/31	11,310	10,556,316
GE Business Loan Trust, Ser. 2004-2A, Class A, 144A(a)	Aaa	2.68	12/15/32	10,395	9,052,403
GE Business Loan Trust, Ser. 2006-2, Class A, 144A(a)	Aaa	2.64	11/15/34	13,782	12,259,040
GE Capital Credit Card Master Note Trust, Ser. 2005-3, Class B(a)	A1	2.76	06/15/13	4,000	3,708,359
GE Capital Credit Card Master Note Trust, Ser. 2006-1, Class B(a)	A2	2.57	09/15/12	9,000	8,630,971
GE Capital Credit Card Master Note Trust, Ser. 2006-1, Class C(a)	Baa2	2.70	09/15/12	11,500	10,774,258
GE Capital Credit Card Master Note Trust, Ser. 2007-1, Class C(a)	Baa2	2.73	03/15/13	21,000	19,064,090

See Notes to Financial Statements.

22	Visit our website at www.jennisondryden.com

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

GE Capital Credit Card Master Note Trust, Ser. 2007-2, Class B(a)	A2	2.64%	03/15/15	$25,000	$21,508,718
GE Capital Credit Card Master Note Trust, Ser. 2007-2, Class C(a)	Baa2	2.82	03/15/15	13,680	10,870,514
GE Corporate Aircraft Financing, Ser. 2005-1, Class A3, 144A(a)	Aaa	2.72	08/26/19	12,500	11,828,125
GE Dealer Floorplan Master Note Trust, Ser. 2006-1, Class B(a)	A1	2.63	04/20/11	24,500	23,323,564
GE Dealer Floorplan Master Note Trust, Ser. 2006-2, Class B(a)	A1	2.70	04/20/13	5,000	4,182,188
GE Dealer Floorplan Master Note Trust, Ser. 2006-3, Class B(a)	A1	2.63	07/20/11	19,000	17,786,366
GE Seaco Finance, Ser. 2005-1A, Class A, 144A(a)	Aa3	2.71	11/17/20	10,267	8,418,666
GMAC Mortgage Corp. Loan Trust, Home Equity Loan, Ser. 2005-HE3, Class A2(a)	Aa3	2.61	02/25/36	7,775	6,666,731
GMAC Mortgage Corp. Loan Trust, Home Equity Loan, Ser. 2006-HE3, Class A1(a)	Baa3	2.56	10/25/36	2,635	2,546,441
GMAC Mortgage Corp. Loan Trust, Home Equity Loan, Ser. 2006-HE4, Class A2(a)	A2	2.60	12/25/36	14,258	7,248,156
GMAC Mortgage Corp. Loan Trust, Ser. 2001-HE2, Class 1A1(a)	Baa3	2.90	12/25/26	4,560	2,275,126
GSAMP Trust Home Equity Loan, Ser. 2003-FM1, Class M2(a)	A2	5.23	03/20/33	275	175,289
GSAMP Trust Home Equity Loan, Ser. 2004-FM1, Class M2(a)	Aa2	4.56	11/25/33	698	578,962
GSAMP Trust Home Equity Loan, Ser. 2004-NC1, Class M1(a)	Aa2	3.01	03/25/34	4,959	4,177,134
GSAMP Trust Home Equity Loan, Ser. 2005-HE6, Class M2(a)	Aa2	2.91	11/25/35	4,500	2,705,804
GSAMP Trust Home Equity Loan, Ser. 2006-HE6, Class A3(a)	Aaa	2.61	08/25/36	20,148	12,874,189
GSAMP Trust Home Equity Loan, Ser. 2006-HE7, Class A2D(a)	Aaa	2.69	10/25/46	2,700	1,516,849
HFC Home Equity Loan Asset Backed Certificates, Ser. 2006-2, Class M2(a)	Aa1	2.75	03/20/36	10,467	7,390,580

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	23

Portfolio of Investments

as of July 31, 2008 (Unaudited) continued

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

HFC Home Equity Loan Asset Backed Certificates, Ser. 2006-3, Class A4(a)	Aaa	2.70%	03/20/36	$7,300	$5,848,608
HFC Home Equity Loan Asset Backed Certificates, Ser. 2007-3, Class M2(a)	Aa1	4.96	11/20/36	3,500	2,800,000
Home Equity Asset Trust, Home Equity Loan, Ser. 2002-3, Class M1(a)	Aa2	3.81	02/25/33	1,875	1,399,175
Home Equity Asset Trust, Home Equity Loan, Ser. 2002-4, Class M1(a)	Aa2	3.96	03/25/33	1,903	1,504,714
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-3, Class M1(a)	Aa1	3.75	08/25/33	4,173	3,548,278
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-4, Class M1(a)	Aaa	3.66	10/25/33	12,345	10,524,386
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-8, Class M1(a)	Aa2	3.54	04/25/34	1,257	1,016,373
Home Equity Asset Trust, Ser. 2003-2, Class M1(a)	Aa2	3.78	08/25/33	3,349	2,838,442
Home Equity Asset Trust, Ser. 2004-1, Class M1(a)	A1	3.09	06/25/34	21,245	17,056,704
Home Equity Asset Trust, Ser. 2005-3, Class M2(a)	Aa2	2.90	08/25/35	2,450	2,177,276
Home Equity Asset Trust, Ser. 2005-5, Class M1(a)	Aa1	2.94	11/25/35	2,625	2,011,417
Home Equity Asset Trust, Ser. 2005-8, Class M2(a)	Aa2	2.91	02/25/36	2,000	962,805
Honda Auto Receivables Owner Trust, Ser. 2007-2, Class A3	Aaa	5.46	05/23/11	1,250	1,275,136
Honda Auto Receivables Owner Trust, Ser. 2008-1, Class A3	Aaa	4.47	01/18/12	28,000	28,112,607
Household Credit Card Master Note Trust I, Ser. 2007-2, Class A(a)	Aaa	3.01	07/15/13	5,200	5,092,377
Household Credit Card Master Note Trust, Ser. 2006-1, Class B(a)	A2	2.60	06/15/12	18,000	17,176,046
Household Home Equity Loan Trust, Ser. 2006-4, Class A3V(a)	Aaa	2.61	03/20/36	15,000	13,008,765

See Notes to Financial Statements.

24	Visit our website at www.jennisondryden.com

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

HSBC Private Label Credit Card Master	A2	2.57%	12/16/13	$25,000	$22,746,225
HSI Asset Securitization Corp. Trust, Ser. 2006-OPT4, Class 2A4(a)	Aaa	2.71	03/25/36	1,400	896,347
Huntington Auto Trust, Ser. 2008-1A, Class A2B, 144A(a)	Aaa	3.46	11/15/10	6,000	5,995,314
Hyundai Auto Receivables Trust, Ser. 2007-A, Class A2B(a)	Aaa	2.81	01/15/10	4,294	4,294,388
Hyundai Auto Receivables Trust, Ser. 2007-A, Class A3A	Aaa	5.04	01/17/12	5,610	5,718,423
Hyundai Auto Receivables Trust, Ser. 2008-A, Class A2	Aaa	4.16	05/16/11	32,000	32,202,028
Indymac Home Equity Loan Asset-Backed Trust, Ser. 2004-B, Class M4(a)	A1	3.61	11/25/34	14,500	11,934,399
Irwin Home Equity, Ser. 2006-2, Class 2A1, 144A(a)	Baa3	2.56	02/25/36	4,709	4,287,082
IXIS Real Estate Capital Trust, Home Equity Loan, Ser. 2006-HE1, Class A4(a)	Aaa	2.76	03/25/36	3,000	1,953,982
JP Morgan Mortgage Acquisition Corp., Ser. 2006-CW2, Class AV5(a)	Aaa	2.70	08/25/36	7,447	4,609,522
JP Morgan Mortgage Acquisition Corp., Ser. 2006-WMC3, Class A5(a)	A2	2.70	08/25/36	2,900	1,381,911
Long Beach Mortgage Loan Trust, Ser. 2003-3, Class M1(a)	Aa2	3.59	07/25/33	3,728	2,933,408
Long Beach Mortgage Loan Trust, Ser. 2003-4, Class M1(a)	Aa2	3.14	08/25/33	6,800	5,451,761
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class M1(a)	Aa1	2.96	02/25/34	23,430	17,804,127
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class M2(a)	Aa2	3.01	02/25/34	6,340	4,700,962
Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1(a)	Aa2	2.99	06/25/34	2,350	1,897,643
Long Beach Mortgage Loan Trust, Ser. 2005-02, Class M2(a)	Aa2	2.92	04/25/35	1,100	973,260
Long Beach Mortgage Loan Trust, Ser. 2005-WL1, Class M2(a)	Aa2	3.01	06/25/35	10,000	7,631,439
MBNA Credit Card Master Note Trust, Ser. 2005-C3, Class C3(a)	Baa2	2.73	03/15/11	30,000	29,955,608

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	25

Portfolio of Investments

as of July 31, 2008 (Unaudited) continued

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

MBNA Credit Card Master Note Trust, Ser. 2006-C2, Class C2(a)	Baa2	2.76%	08/15/13	$21,800	$20,128,563
MBNA Credit Card Master Note Trust, Ser. 2006-C3, Class C3(a)	Baa2	2.75	10/15/13	7,455	6,841,154
Merrill Lynch Mortgage Investors, Inc., Ser. 2003-WMC2, Class M2(a)(c)	A2	5.31	02/25/34	845	775,557
Merrill Lynch Mortgage Investors, Inc., Ser. 2004-WMC1, Class M2(a)	A2	4.11	10/25/34	3,900	3,089,969
Morgan Stanley ABS Capital I, Home Equity Loan, Ser. 2004-HE7, Class M1(a)	Aa1	3.06	08/25/34	3,607	2,882,386
Morgan Stanley ABS Capital I, Ser. 2002-NC6, Class M1(a)	Aa2	3.96	11/25/32	1,946	1,523,141
Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M-1(a)	Aa2	3.66	05/25/33	1,831	1,537,047
Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M2(a)	A2	5.31	05/25/33	1,887	1,607,635
Morgan Stanley ABS Capital I, Ser. 2003-NC10, Class M1(a)	Aa2	3.48	10/25/33	1,051	886,512
Morgan Stanley ABS Capital I, Ser. 2003-NC5, Class M3(a)	A3	5.91	04/25/33	383	214,704
Morgan Stanley ABS Capital I, Ser. 2003-NC6, Class M2(a)	Aa3	5.39	06/25/33	1,703	1,139,853
Morgan Stanley ABS Capital I, Ser. 2003-NC8, Class M1(a)	Aa2	3.51	09/25/33	4,394	3,509,900
Morgan Stanley ABS Capital I, Ser. 2003-NC8, Class M2(a)	A2	5.09	09/25/33	456	324,728
Morgan Stanley ABS Capital I, Ser. 2005-HE4, Class M2(a)	Aa2	2.93	07/25/35	1,000	695,574
Morgan Stanley ABS Capital I, Ser. 2005-WMC1, Class M1(a)	Aa1	2.93	01/25/35	3,843	3,523,725
Morgan Stanley ABS Capital I, Ser. 2007-HE2, Class A2D(a)	A2	2.67	01/25/37	15,960	7,363,548
Morgan Stanley Capital, Inc., Ser. 2004-HE8, Class M1(a)	Aa1	3.10	09/25/34	10,000	7,736,192
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-AM3, Class M2(a)	A2	5.46	02/25/33	728	556,715

See Notes to Financial Statements.

26	Visit our website at www.jennisondryden.com

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-HE1, Class M2(a)	Ba1	4.41%	07/25/32	$354	$60,052
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-NC5, Class M1(a)	Aa2	3.87	10/25/32	1,878	1,532,809
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-NC5, Class M2(a)	A2	4.86	10/25/32	393	295,820
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2003-NC3, Class M1(a)	Aa1	3.81	03/25/33	1,938	1,649,437
Morgan Stanley Dean Witter Capital I, Ser. 2002-AM2, Class M1(a)	Aa2	3.59	05/25/32	2,142	1,778,780
Morgan Stanley Dean Witter Capital I, Ser. 2003-NC3, Class M3(a)	A3	5.84	03/25/33	584	283,955
Morgan Stanley Home Equity Loans, Ser. 2005-2, Class M1(a)	Aa1	2.87	05/25/35	4,366	3,625,219
Morgan Stanley Home Equity Loans, Ser. 2005-4, Class M1(a)	Aa1	2.87	09/25/35	2,210	1,519,479
Morgan Stanley Home Equity Loans, Ser. 2007-1, Class A4(a)	A2	2.68	12/25/36	18,770	9,038,061
National City Credit Card Master Trust, Ser. 2006-1, Class C(a)	Baa2	2.74	03/15/13	5,000	4,386,815
National City Credit Card Master Trust, Ser. 2007-1, Class C(a)	Baa2	2.76	03/17/14	17,625	15,012,314
National Collegiate Student Loan Trust, Ser. 2006-1, Class A2(a)	Aaa	2.60	08/25/23	4,574	4,423,041
New Century Home Equity Loan Trust, Ser. 2003-5, Class AI6	Aaa	5.50	11/25/33	15,000	12,006,315
New Century Home Equity Loan Trust, Ser. 2004-3, Class M1	Aa1	3.08	11/25/34	11,087	8,410,359
New Century Home Equity Loan Trust, Ser. 2004-4, Class M1(a)	Aa1	2.97	02/25/35	20,836	15,950,613
New Century Home Equity Loan Trust, Ser. 2003-6, Class M1(a)	Aa2	3.54	01/25/34	18,038	14,867,644
New Century Home Equity Loan Trust, Ser. 2004-1, Class M1(a)	Aa2	3.05	05/25/34	8,956	6,944,981
Nissan Auto Receivables Owner Trust, Ser. 2006A, Class A3	Aaa	4.74	09/15/09	8,082	8,112,885

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	27

Portfolio of Investments

as of July 31, 2008 (Unaudited) continued

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Nissan Auto Receivables Owner Trust, Ser. 2007-B, Class A3	Aaa	5.03%	05/16/11	$3,800	$3,868,017
Nissan Auto Receivables Owner Trust. Ser. 2008-B, Class A3	Aaa	4.46	04/16/12	22,000	22,005,720
Nomura Home Equity Loan, Inc., Ser. 2007-2, Class 2A3(a)	Aa1	2.65	01/25/37	19,000	9,754,796
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2002-6, Class M1(a)	Aaa	3.59	11/25/32	386	312,842
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2005-5, Class M2(a)	Aa2	2.88	12/25/35	8,000	4,747,478
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2005-5, Class M3(a)	Aa3	2.90	12/25/35	2,000	860,901
Option One Mortgage Loan Trust, Ser. 2004-1, Class M1(a)	Aa2	3.06	01/25/34	2,094	1,754,757
Origen Manufactured Housing, Ser. 2006-A, Class A1(a)	Aa3	2.61	11/15/18	11,533	9,871,823
Origen Manufactured Housing, Ser. 2007-A, Class A1(a)	Aa3	2.65	04/15/37	11,380	9,811,702
Ownit Mortgage Trust Asset-Backed Certificates, Ser. 2006-OT1, Class A2, 144A(a)(c)	Aa3	2.70	10/25/37	15,800	2,212,000
Popular ABS Mortgage Pass-Through Trust, Home Equity Loan, Ser. 2005-B, Class M1(a)	Aa1	2.94	08/25/35	4,552	2,638,183
Popular ABS Mortgage Pass-Through Trust, Home Equity Loan, Ser. 2006-B, Class A3(a)	Aaa	2.74	05/25/36	3,000	2,273,109
Popular ABS Mortgage Pass-Through Trust, Ser. 2004-4, Class M1	Aa2	5.18	09/25/34	2,700	2,287,407
Popular ABS Mortgage Pass-Through Trust, Ser. 2006-E, Class A1(a)	Aaa	2.55	01/25/37	4,756	4,583,394
Quest Trust, Home Equity Loan, Ser. 2006-X1, Class A2, 144A(a)	B1	2.65	03/25/36	10,000	5,977,940
Quest Trust, Home Equity Loan, Ser. 2006-X2, Class A2, 144A(a)	A1	2.75	08/25/36	6,000	1,620,000

See Notes to Financial Statements.

28	Visit our website at www.jennisondryden.com

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Renaissance Home Equity Loan Trust, Home Equity Loan, Ser. 2004-1, Class M2(a)	A2	3.71%	05/25/34	$612	$379,000
Renaissance Home Equity Loan Trust, Ser. 2002-2, Class M1(a)	Aa2	3.66	08/25/32	977	586,405
Renaissance Home Equity Loan Trust, Ser. 2003-1, Class A(a)	Aaa	2.89	06/25/33	709	542,772
Residential Asset Mortgage Products, Inc., Home Equity Loan, Ser. 2006-RZ4, Class A3(a)	Aaa	2.73	10/25/36	5,500	2,743,438
Residential Asset Mortgage Products, Inc., Ser. 2006-RZ2, Class M1(a)	Aa1	2.79	05/25/36	2,500	1,046,077
Residential Asset Securities Corp., Home Equity Loan, Ser. 2005-EMX5, Class A3(a)	Baa3	2.79	12/25/35	4,200	1,106,843
Residential Asset Securities Corp., Ser. 2005-KS11, Class M1(a)	Aa1	2.86	12/25/35	1,680	1,106,710
Residential Asset Securities Corp., Ser. 2006-KS1, Class A4(a)	Aaa	2.76	02/25/36	470	354,846
Residential Asset Securities Corp., Ser. 2006-KS7, Class A2(a)	Aaa	2.56	09/25/36	5,000	4,848,240
Residential Asset Securities Corp., Ser. 2007-KS1, Class A4(a)	Aaa	2.68	01/25/37	7,316	3,431,682
Residential Asset Securities Corp., Ser. 2007-KS2, Class AI4(a)	Aaa	2.68	02/25/37	7,500	3,564,584
Residential Funding Mortgage Securities, Home Equity Loan, Ser. 2005-HS2, Class AII(a)	Baa3	2.64	12/25/35	3,207	1,210,460
Residential Funding Mortgage Securities, Home Equity Loan, Ser. 2006-HSA4, Class A(a)	A2	2.60	07/25/36	6,960	3,971,895
Salomon Brothers Mortgage Securities VII, Inc., Ser. 2002-CIT1, Class M1(a)	AA(d)	3.19	03/25/32	7,504	5,866,778
Saxon Asset Securities Trust, Ser. 2001-2, Class M1(a)	Aa2	3.26	03/25/31	1,039	845,322
Saxon Asset Securities Trust, Ser. 2001-3, Class M1(a)	Aa2	3.63	07/25/31	787	497,738
Saxon Asset Securities Trust, Ser. 2003-3, Class M2(a)	A2	4.06	12/25/33	279	215,664

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	29

Portfolio of Investments

as of July 31, 2008 (Unaudited) continued

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Saxon Asset Securities Trust, Ser. 2004-1, Class M1(a)	Aa2	3.26%	03/25/35	$2,000	$1,592,100
Saxon Asset Securities Trust, Ser. 2004-2, Class MF1	Aa2	5.50	08/25/35	2,864	2,176,879
Securitized Asset Backed Receivables LLC Trust, Ser. 2004-NC1, Class M1(a)	Aa2	2.98	02/25/34	7,719	6,679,603
Securitized Asset Backed Receivables LLC Trust, Ser. 2004-OP1, Class M2(a)	A2	3.56	02/25/34	990	819,025
Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR3, Class A3(a)	Aa2	2.71	05/25/36	5,050	3,397,781
Securitized Asset Investment Loan Trust, Ser. 2004-4, Class A4(a)	AAA(d)	2.86	04/25/34	3,782	3,265,427
SLM Student Loan Trust, Ser. 2007-6, Class A1(a)	Aaa	2.97	04/27/15	7,076	7,039,665
SLM Student Loan Trust, Ser. 2008-1, Class A1(a)	Aaa	3.05	07/25/13	4,715	4,703,909
SLM Student Loan Trust, Ser. 2008-2, Class A1(a)	Aaa	3.10	01/26/15	12,466	12,420,874
Specialty Underwriting & Residential Finance, Ser. 2003-BC3, Class M1(a)	Aaa	3.11	08/25/34	11,700	9,432,235
Specialty Underwriting & Residential Finance, Ser. 2004-BC1, Class M1(a)	Aa2	2.97	02/25/35	3,878	3,291,632
Specialty Underwriting & Residential Finance, Ser. 2006-BC1, Class A2C(a)	Aaa	2.66	12/25/36	2,196	1,914,055
Structured Asset Investment Loan Trust, Ser. 2003-BC10, Class A4(a)	NR	2.96	10/25/33	10,448	8,755,329
Structured Asset Securities Corp., Home Equity Loan, Ser. 2005-WF4, Class M2(a)	Aa2	2.89	11/25/35	3,500	2,056,849
Structured Asset Securities Corp., Home Equity Loan, Ser. 2006-OW1, Class A3, 144A(a)	AAA(d)	2.62	12/25/35	4,000	3,942,788
Structured Asset Securities Corp., Home Equity Loan, Ser. 2006-OW1, Class A4, 144A(a)	A(d)	2.66	12/25/35	1,600	1,256,508

See Notes to Financial Statements.

30	Visit our website at www.jennisondryden.com

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Tal Advantage, LLC, Ser. 2006-1, Class A(a)	Baa2	2.65%	04/20/21	$7,750	$5,546,443
Terwin Mortgage Trust, Ser. 2006-12SL, Class A1(a)(c)	Aaa	2.58	11/25/37	30,245	11,553,471
Terwin Mortgage Trust, Ser. 2007-1SL, Class A1, 144A(a)(c)	Aaa	2.57	01/25/38	5,758	1,969,240
Terwin Mortgage Trust, Ser. 2007-1SL, Class A2, 144A(a)(c)	Aaa	2.70	01/25/38	14,730	1,966,455
USAA Auto Owner Trust, Ser. 2006-4, Class A3	Aaa	5.01	06/15/11	3,133	3,159,427
Volkswagen Auto Loan Enhanced Trust, Ser. 2008-1, Class A2	Aaa	3.71	04/20/11	3,700	3,702,229
Wachovia Auto Loan Owner Trust, Ser. 2007-1, Class A2	Aaa	5.36	07/20/10	2,340	2,353,347
Wachovia Auto Loan Owner Trust, Ser. 2008-1, Class A1	P-1	3.94	01/20/09	781	781,220
Wachovia Auto Loan Owner Trust, Ser. 2008-1, Class A2B(a)	Aaa	3.31	03/21/11	10,000	10,016,080
Wachovia Auto Owner Trust, Ser. 2008-A, Class A3A	Aaa	4.81	09/20/12	10,200	10,248,943
Wells Fargo Home Equity Trust, Ser. 2004-1, Class 2A1(a)	Aaa	2.76	04/25/34	10,936	9,431,190
Wells Fargo Home Equity Trust, Ser. 2006-2, Class A2(a)	Aaa	2.56	07/25/36	12,000	11,804,033
World Omni Auto Receivables Trust, Ser. 2007-B, Class A2B(a)	Aaa	2.78	02/15/10	3,446	3,446,363
World Omni Auto Receivables Trust, Ser. 2008-B, Class A2	Aaa	4.13	03/15/11	17,000	17,042,500

					1,571,917,105
COMMERCIAL MORTGAGE BACKED SECURITIES 18.4%
Banc of America Commercial Mortgage, Inc., Ser. 2005-1, Class A3	AAA(d)	4.88	11/10/42	4,238	4,229,849
Banc of America Commercial Mortgage, Inc., Ser. 2005-4, Class A2	AAA(d)	4.76	07/10/45	1,750	1,735,552
Banc of America Commercial Mortgage, Inc., Ser. 2007-2, Class A2FL, 144A(a)	AAA(d)	2.61	04/10/49	50,000	46,225,930

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	31

Portfolio of Investments

as of July 31, 2008 (Unaudited) continued

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Banc of America Commercial Mortgage, Inc., Ser.2007-3, Class A2FL, 144A(a)	Aaa	2.63%	06/10/49	$30,000	$27,787,836
Banc of America Large Loan, Inc., Ser. 2005-MIB1, Class A1, 144A(a)	Aaa	2.61	03/15/22	1,454	1,371,549
Banc of America Large Loan, Inc., Ser. 2006-BIX1, Class A1, 144A(a)	Aaa	2.53	10/15/19	314	312,203
Bear Stearns Commercial Mortgage Securities, Ser. 2003-PWR2, Class A3	AAA(d)	4.83	05/11/39	4,488	4,450,538
Bear Stearns Commercial Mortgage Securities, Ser. 2006-BBA7, Class A1, 144A(a)	Aaa	2.57	03/15/19	5,234	4,956,771
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2005-CD1, Class A2FL(a)	Aaa	2.58	07/15/44	10,000	9,406,916
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class A2	Aaa	5.41	01/15/46	2,355	2,337,101
Commercial Mortgage Pass Through Cert., Ser. 2005-C6, Class A2	Aaa	5.00	06/10/44	5,225	5,216,643
Commercial Mortgage Pass Through Cert., Ser. 2006-CN2A, Class A2FL, 144A(a)	AAA(d)	2.68	02/5/19	3,000	2,878,193
GE Capital Commercial Mortgage Corp., Ser. 2005-C3, Class A4(a)	AAA(d)	5.05	07/10/45	3,000	2,988,340
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A2	Aaa	5.12	04/10/37	20,000	19,930,704
Greenwich Capital Commercial Funding Corp., Ser. 2006-GG7, Class A2(a)	Aaa	5.91	07/10/38	40,000	40,162,840
GS Mortgage Securities Corp., Ser. 2007-EOP, Class A1, 144A(a)	Aaa	2.55	03/6/20	9,952	9,168,634
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A2(a)	Aaa	5.86	04/15/45	21,510	21,555,578
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP9, Class A2SF(a)	Aaa	2.58	05/15/47	50,000	47,816,089

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2FL(a)	Aaa	2.61%	06/15/49	$50,000	$46,639,289
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LDPX, Class A2SF(a)	Aaa	2.59	01/15/49	50,000	46,789,224
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2008-C2, Class A1	Aaa	5.02	02/12/51	4,235	4,138,163
LB-UBS Commercial Mortgage Trust, Ser. 2005-C7, Class A2	AAA(d)	5.10	11/15/30	10,753	10,711,010
LB-UBS Commercial Mortgage Trust, Ser. 2006-C1, Class A2	AAA(d)	5.08	02/15/31	12,450	12,306,992
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A2	Aaa	5.53	03/15/32	8,400	8,366,014
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class A2	Aaa	5.26	09/15/39	5,070	4,991,724
Merrill Lynch Floating Trust, Ser. 2006-1, Class A1, 144A(a)	Aaa	2.53	06/15/22	21,029	19,514,211
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A2	Aaa	5.88	06/12/46	19,000	19,044,684
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-4, Class A2FL(a)	Aaa	2.58	12/12/49	25,000	23,941,053
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-06, Class A2FL(a)	Aaa	2.60	03/12/51	50,000	46,433,590
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A2FL, 144A(a)	Aaa	2.56	08/12/48	35,000	32,394,513
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-7, Class A2FL, 144A(a)	Aaa	2.59	06/12/37	25,000	23,530,828
Morgan Stanley Capital I, Ser. 2005-HQ6, Class A2A	AAA(d)	4.88	08/13/42	8,390	8,328,692
Morgan Stanley Capital I, Ser. 2007-IQ14, Class A2FL(a)	Aaa	2.62	04/15/49	50,000	47,126,089
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-WL7A, Class A1, 144A(a)	Aaa	2.55	09/15/21	24,016	22,539,014

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	33

Portfolio of Investments

as of July 31, 2008 (Unaudited) continued

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C19, Class A2	AAA(d)	4.52%	05/15/44	$10,056	$9,924,169

					639,250,525
CORPORATE BONDS 30.1%

Automobiles 0.9%
DaimlerChrysler NA Holding Corp., M.T.N.(a)	A3	3.14	03/13/09	30,000	29,864,970

Banking 2.2%
Anglo Irish Bank, M.T.N., 144A(a)	A1	2.50	09/5/08	20,000	19,996,270
BBVA US Senior SA Unipersonal, 144A(a)	Aa1	2.86	04/17/09	10,000	9,990,690
Citigroup, Inc., Notes(a)	Aa3	2.82	06/9/09	2,070	2,049,269
Credit Suisse USA, Inc.,(a)	Aa1	2.78	11/20/09	25,000	24,759,950
HBOS Treasury Services PLC, M.T.N., 144A(a)	Aa1	2.83	07/17/09	15,000	14,992,485
J.P. Morgan Chase & Co., M.T.N.(a)	Aa2	2.80	06/2/09	4,000	3,993,776

					75,782,440

Brokerage 3.7%
Bear Stearns & Co., Inc. M.T.N.(a)	Aa2	3.03	01/31/11	20,000	19,608,240
Goldman Sachs Group, Inc., M.T.N.(a)	Aa3	2.90	06/28/10	10,000	9,749,590
Lehman Brothers Holdings, Inc., M.T.N.(a)	A2	2.78	05/25/10	50,000	46,258,400
Merrill Lynch & Co., M.T.N.(a)	A2	2.90	03/23/10	17,000	15,982,992
Merrill Lynch & Co., M.T.N.(a)	A2	3.00	02/5/10	13,000	12,313,743
Morgan Stanley, M.T.N.(a)	Aa3	2.88	01/15/10	25,000	24,309,450

					128,222,415

Building Materials & Construction 0.3%
Martin Marietta Materials, Inc., Sr. Unsub.(a)	Baa1	2.95	04/30/10	10,940	10,636,809

Cable 0.4%
Comcast Corp.(a)	Baa2	3.09	07/14/09	15,000	14,823,390

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Capital Goods 3.6%
Caterpillar Financial Services Corp., Notes, M.T.N.(a)	A2	2.77%	03/10/09	$5,000	$4,999,445
Eaton Corp.(a)	A2	2.80	08/10/09	35,000	34,905,465
ERAC USA Finance Co., Notes, 144A(a)	Baa1	3.05	04/30/09	21,490	21,143,022
John Deere Capital Corp., M.T.N.(a)	A2	2.72	09/1/09	35,000	34,835,185
Snap-On, Inc.(a)	A3	2.92	01/12/10	25,000	24,569,400
United Technologies Corp.(a)	A2	2.75	06/1/09	5,000	4,997,115

					125,449,632

Consumer 0.4%
Proctor & Gamble International Funding SCA (Luxembourg), Gtd. Notes(a)	Aa3	2.94	08/19/09	15,000	15,040,680

Electric 2.1%
Dominion Resources, Inc.(a)	Baa2	2.86	11/14/08	20,000	19,965,000
FPL Group Capital, Inc., Gtd. Notes(a)	A2	3.69	06/17/11	10,000	10,092,620
Georgia Power Co., Sr. Unsec’d. Notes(a)	A2	3.36	03/17/10	20,000	19,925,020
Ohio Power Co.(a)	A3	2.97	04/5/10	22,950	22,461,096

					72,443,736

Energy—Integrated 0.2%
ConocoPhillips AU Funding Co., Gtd. Notes(a)	A1	2.89	04/9/09	7,600	7,599,825

Foods 1.4%
General Mills, Inc.(a)	Baa1	2.92	01/22/10	30,000	29,516,160
Kraft Foods, Inc., Sr. Unsub.(a)	Baa2	3.22	08/11/10	10,000	9,822,740
SABMiller PLC, 144A(a)	Baa1	3.09	07/1/09	10,000	9,946,460

					49,285,360

Healthcare & Pharmaceutical 2.6%
AstraZeneca PLC, Sr. Unsub.(a)	A1	2.99	09/11/09	25,000	24,986,000
Cardinal Health, Inc., Sr. Unsec’d. Notes(a)	Baa2	3.05	10/2/09	20,000	19,676,120
Eli Lilly & Co. 144A(a)	Aa3	3.08	11/15/08	20,000	20,000,000

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	35

Portfolio of Investments

as of July 31, 2008 (Unaudited) continued

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

GlaxoSmithKline Capital, Inc., Gtd. Notes(a)	A1	3.31%	05/13/10	$25,000	$25,078,600

					89,740,720

Insurance 2.1%
Lincoln National Corp., Sr. Unsec’d. Notes(a)	A3	2.87	03/12/10	35,000	34,254,780
UnitedHealth Group, Inc., Unsec’d. Notes(a)	Baa1	2.98	06/21/10	40,000	38,629,800

					72,884,580

Media & Entertainment 1.4%
Time Warner, Inc.(a)	Baa2	2.92	11/13/09	30,000	29,314,860
Walt Disney Co., M.T.N.(a)	A2	2.80	09/10/09	20,000	19,999,600

					49,314,460

Non-Captive Finance 3.5%
American Express Credit Corp., M.T.N.(a)	Aa3	2.52	05/19/09	8,000	7,940,928
Capital One Financial Corp., M.T.N.(a)	A3	2.98	09/10/09	25,000	23,452,025
Countrywide Financial Corp., M.T.N.(a)	Aa2	3.21	05/7/12	35,000	32,272,870
General Electric Capital Corp., M.T.N.(a)	Aaa	2.85	01/26/11	22,500	22,233,443
General Electric Capital Corp., M.T.N.(a)	Aaa	3.00	02/2/09	8,300	8,302,009
Household Fin. Corp., Notes, M.T.N.(a)	Aa3	3.00	11/16/09	10,370	10,073,968
HSBC Finance Corp., Notes, M.T.N.(a)	Aa3	2.81	12/5/08	3,000	2,990,166
International Lease Finance Corp., M.T.N.(a)	A1	3.19	01/15/10	17,000	16,061,056

					123,326,465

Pipelines & Other 1.2%
Rockies Express Pipeline LLC, Gtd. 144A(a)	Baa2	5.10	08/20/09	30,000	30,018,180
Transocean, Inc. (Cayman Islands), Sr. Unsec’d. Notes(a)	Baa2	2.87	09/5/08	12,000	11,991,967

					42,010,147

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Retailers 1.4%
CVS Caremark Corp.(a)	Baa2	2.98%	06/1/10	$50,000	$48,940,449

Technology 1.7%
Cisco Systems, Inc., Notes(a)	A1	2.74	02/20/09	6,000	6,003,060
Hewlett-Packard Co.(a)	A2	2.84	06/15/10	17,200	17,112,693
IBM International Group Capital(a)	A1	3.13	07/29/09	35,000	35,131,600

					58,247,353

Telecommunications 1.0%
AT&T, Inc.(a)	A2	2.88	02/5/10	35,000	34,892,690

Total corporate bonds					1,048,506,121

Total long-term investments (cost $3,636,815,113)					3,259,673,751

SHORT-TERM INVESTMENTS 5.7%

COMMERCIAL PAPER 4.3%(b)
Clorox Co. 144A	P-2	2.94	08/11/08	13,600	13,587,783
Dow Chemical Co.	P-2	3.19	09/23/08	16,880	16,846,826
Ingersoll-Rand GL Holdings Co., 144A	P-2	3.00	08/15/08	2,443	2,439,936
Ingersoll-Rand GL Holdings Co., 144A	P-2	3.00	08/20/08	5,000	4,991,869
ITT Corp., 144A	P-2	3.03	08/1/08	9,000	8,999,243
ITT Corp., 144A	P-2	3.11	08/11/08	15,000	14,986,827
Kellogg Co., 144A	P-2	2.84	08/25/08	10,000	9,979,672
Kellogg Co., 144A	P-2	2.90	08/18/08	10,000	9,985,738
Nissan Motor Acceptance Corp., 144A	P-2	3.08	09/26/08	23,000	22,891,079
Spectra Energy Capital LLC, 144A	P-2	2.95	08/28/08	14,337	14,304,104
Transocean, Inc., 144A	P-2	3.10	10/16/08	7,000	6,955,340
Virginia Electric and Power Co.	P-2	2.85	08/1/08	224	223,982
Volkswagen of America, 144A	P-2	2.90	08/1/08	7,515	7,514,395
Whirlpool Corp., 144A	P-2	2.82	08/15/08	15,000	14,981,189

					148,687,983

LOAN PARTICIPATIONS 1.4%
AMB Property L.P.(c)	Baa1	3.18	09/30/08	20,000	20,000,000
Developers Diversified Realty Corp.(c)	Baa2	2.91	08/15/08	10,000	10,000,000

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	37

Portfolio of Investments

as of July 31, 2008 (Unaudited) continued

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note 1)

Equitable Life Assurance Society (Equitable Life)	P-1	3.08%	09/23/08	$20,000	$20,000,000

					50,000,000

Total short-term investments (cost $198,648,131)					198,687,983

Total Investments 99.4% (cost $3,835,463,244; Note 5)					3,458,361,734
Other assets in excess of liabilities(e) 0.6%					20,611,802

Net Assets 100.0%					$3,478,973,536

The following abbreviations are used in the portfolio descriptions:

LLC—Limited Liability Company.

M.T.N.—Medium Term Note.

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

*	The ratings reflected are as of July 31, 2008. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s ratings.
(a)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate at period end.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Indicates a security that has been deemed illiquid.
(d)	Standard & Poor’s Rating.
(e)	Other assets in excess of liabilities include net unrealized appreciation (depreciation) on interest rate and credit default swaps as follows:

See Notes to Financial Statements.

38	Visit our website at www.jennisondryden.com

Interest rate swap agreements outstanding at July 31, 2008:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Barclays Bank PLC(a)	6/18/2009	$32,000	3.513%	3 month LIBOR	$(168,241)
Royal Bank of Scotland PLC(a)	9/24/2009	5,600	3.42625	3 month LIBOR	(27,920)
Barclays Bank PLC(a)	6/20/2010	27,000	3.775	3 month LIBOR	(220,843)
Barclays Bank PLC(a)	7/3/2010	10,000	3.57	3 month LIBOR	(37,187)
Royal Bank of Scotland PLC(a)	7/21/2010	19,000	3.5725	3 month LIBOR	(75,583)
Morgan Stanley Capital Services, Inc.(a)	10/1/2010	40,000	3.695	3 month LIBOR	(188,628)
Barclays Bank PLC(a)	12/12/2010	50,000	4.048	3 month LIBOR	(626,793)
Barclays Bank PLC(a)	12/27/2010	20,000	4.026	3 month LIBOR	(226,056)
Deutsche Bank AG(a)	4/15/2011	25,000	3.735	3 month LIBOR	(39,128)
Barclays Bank PLC(a)	5/16/2018	13,000	4.531	3 month LIBOR	80,013

					$(1,530,366)

(a)	The Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at July 31, 2008:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Underlying Bond	Unrealized Appreciation/ (Depreciation)
Citibank, NA(a)	3/20/2010	$20,000	0.28%	CVS Corp., 4.875%, due 9/15/2014	$20,275
Deutsche Bank AG(a)	6/20/2012	15,000	5.05	Countrywide Home Loans, Inc., 6.000%, due 1/24/2018	(1,393,300)
Goldman Sachs International(a)	3/20/2013	32,350	1.90	Financial Security Assurance, Inc., 6.11%, due 6/29/2015	6,114,603
Citibank, NA(a)	12/20/2017	15,800	2.65	AMBAC Assurance Corp., 5.900%, due 2/22/2021	4,519,903
Goldman Sachs International(a)	3/20/2018	7,800	2.96	MBIA Insurance Corp., 2.76%, due 10/06/2010	2,494,976
Goldman Sachs International(a)	3/20/2018	2,100	2.99	AMBAC Assurance Corp., 5.900%, due 2/22/2021	570,086
Merrill Lynch Capital Services, Inc.(a)	3/20/2018	8,000	3.00	AMBAC Assurance Corp., 5.900%, due 2/22/2021	2,168,083
Merrill Lynch Capital Services, Inc.(a)	3/20/2018	8,000	3.00	MBIA Insurance Corp., 5.900%, due 10/06/2010	2,545,430
Merrill Lynch Capital Services, Inc.(a)	6/20/2010	20,000	0.70	UnitedHealth Group, Inc., 4.875%, due 4/01/2013	39,907

					$17,079,963

(a)	The Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	39

Portfolio of Investments

as of July 31, 2008 (Unaudited) continued

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	—	—
Level 2—Other Significant Observable Inputs	$3,458,361,734	$15,549,597
Level 3—Significant Unobservable Inputs	—	—

Total	$3,458,361,734	$15,549,597

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other Financial Instruments
Balance as of 1/31/08	$265,686
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	(265,686)

Balance as of 7/31/08	—

See Notes to Financial Statements.

40	Visit our website at www.jennisondryden.com

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2008 was as follows:

Asset Backed Securities	45.2%
Commercial Mortgage Backed Securities	18.4
Commercial Paper	4.3
Brokerage	3.7
Capital Goods	3.6
Non-Captive Finance	3.5
Health Care & Pharmaceutical	2.6
Banking	2.2
Electric	2.1
Insurance	2.1
Technology	1.7
Foods	1.4
Loan Participations	1.4
Media & Entertainment	1.4
Retailers	1.4
Pipelines & Other	1.2
Telecommunications	1.0
Automobiles	0.9
Cable	0.4
Consumer	0.4
Building Materials & Construction	0.3
Energy—Integrated	0.2

99.4
Other assets in excess of liabilities	0.6

100.0%

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	41

Statement of Assets and Liabilities

as of July 31, 2008 (Unaudited)

Assets
Unaffiliated investments, at value (cost $3,835,463,244)	$3,458,361,734
Unrealized appreciation on swaps	18,553,276
Interest receivable	7,946,754
Prepaid expenses	176

Total assets	3,484,861,940

Liabilities
Unrealized depreciation on swaps	3,003,679
Dividend payable	2,582,064
Payable to custodian	181,349
Accrued expenses	65,964
Management fee payable	38,678
Transfer agent fee payable	16,670

Total liabilities	5,888,404

Net Assets	$3,478,973,536

Net assets were comprised of:
Common stock, at par	$395,798
Paid-in capital in excess of par	3,953,583,966

3,953,979,764
Undistributed net investment income	2,022,716
Accumulated net realized loss on investments and swaps	(115,477,031)
Net unrealized depreciation on investments and swap agreements	(361,551,913)

Net assets, July 31, 2008	$3,478,973,536

Net asset value, offering price and redemption price per share ($3,478,973,536 ÷ 395,798,288 shares of $.001 par value common stock issued and outstanding)	$8.79

See Notes to Financial Statements.

42	Visit our website at www.jennisondryden.com

Statement of Operations

Six Months Ended July 31, 2008 (Unaudited)

Net Investment Income
Income
Unaffiliated Interest	$65,665,110

Expenses
Management fee	258,092
Custodian’s fees and expenses	63,000
Transfer agent’s fees and expenses (including affiliated expense of $50,000)	50,000
Insurance	32,000
Audit fee	14,000
Legal fees and expenses	8,000
Trustees’ fees	5,000
Interest expense (Note 7)	315
Miscellaneous	12,661

Total expenses	443,068

Net investment income	65,222,042

Net Realized And Unrealized Gain (Loss) On Investments And Swap Agreements
Net realized loss on:
Investment transactions	(105,824,712)
Swaps	(1,003,321)

(106,828,033)

Net change in unrealized appreciation (depreciation) on:
Investments	(119,091,166)
Swap agreements	15,283,911

(103,807,255)

Net loss on investments	(210,635,288)

Net Decrease In Net Assets Resulting From Operations	$(145,413,246)

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	43

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended July 31, 2008	Year Ended January 31, 2008
Increase (Decrease) In Net Assets
Operations
Net investment income	$65,222,042	$209,083,236
Net realized loss on investment transactions and swaps	(106,828,033)	(8,202,521)
Net change in unrealized depreciation on investments and swap agreements	(103,807,255)	(258,467,069)

Net decrease in net assets resulting from operations	(145,413,246)	(57,586,354)

Dividends from net investment income (Note 1)	(63,311,246)	(209,325,263)

Series share transactions
Net proceeds from shares subscribed	63,066,690	3,001,647,451
Net asset value of shares issued to shareholders in reinvestment of dividends	64,602,686	208,695,190
Cost of shares reacquired	(100,941,722)	(2,343,151,691)

Net increase in net assets from Series share transactions	26,727,654	867,190,950

Total increase (decrease)	(181,996,838)	600,279,333

Net Assets
Beginning of period	3,660,970,374	3,060,691,041

End of period(a)	$3,478,973,536	$3,660,970,374

(a) Includes undistributed net investment income of:	$2,022,716	$111,920

See Notes to Financial Statements.

44	Visit our website at www.jennisondryden.com

Notes to Financial Statements

(Unaudited)

Dryden Core Investment Fund (the “Fund”), is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company.

The Fund consists of six series—the Taxable Money Market Series, the Short-Term Bond Series, the Short-Term Municipal Bond Series, the National Municipal Money Market Series, the Government Money Market Series and the Treasury Money Market Series. The Short-Term Municipal Bond Series, the National Municipal Money Market Series, the Government Money Market Series and the Treasury Money Market Series have not yet commenced operations. The Taxable Money Market Series (the Money Market Series) and the Short-Term Bond Series commenced investment operations on April 23, 1999 and November 7, 2005, respectively.

The investment objective of the Money Market Series is current income consistent with the preservation of capital and the maintenance of liquidity. The Money Market Series invests primarily in money market instruments maturing in 13 months or less whose ratings are within the two highest short-term ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality as determined by the Money Market Series’ investment advisors. The ability of the issuers of the securities held by the Money Market Series to meet their obligations may be affected by economic developments in a specific industry or region.

The investment objective of the Short-Term Bond Series is high current income consistent with the preservation of principal. Under normal circumstances, the Short-Term Bond Series will invest at least 80% of its investable assets in debt obligations with maturities of three years or less. These debt obligations will include money market obligations, bonds and other fixed income debt obligations such as U.S. Government securities (including U.S. Treasury bills, notes and bonds), mortgage-backed securities, asset-backed securities, foreign securities and other short-term debt obligations. The ability of issuers of debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry or region.

Shares of the Money Market Series and the Short-Term Bond Series are available only to investment companies managed by Prudential Investments LLC (“PI”) and certain investment advisory clients of the subadvisor. At July 31, 2008, 100% of the shares outstanding were owned by such entities of which 9 shareholders held 96% of outstanding shares of the Short-Term Bond Series and 1 shareholder held 5.3% of outstanding shares of the Money Market Series.

Dryden Core Investment Fund	45

Notes to Financial Statements

(Unaudited) continued

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Series, in the preparation of its financial statements.

Securities Valuation: The Money Market Series values portfolio securities at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the value shall be determined by or under the direction of the Board of Trustees. For the Short-Term Bond Series, securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. For the Short-Term Bond Series, short-term securities which mature in more than sixty days are valued at current market quotations. Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value.

The Money Market Series may hold up to 10% and the Short Term Bond Series may hold up to 15% of their respective net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with U.S. financial institutions, it is each Series’ policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, takes

46	Visit our website at www.jennisondryden.com

possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount and debt securities as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Money Market Series and the Short-Term Bond Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Money Market Series declares all of its net investment income and net realized short-term capital gains, if any, as dividends daily to its shareholders of record at the time of such declaration. The Short-Term Bond Series declares all of its net investment income as dividends daily and pays monthly to its shareholders of record at the time of such declaration. Distributions of net realized capital gains, if any, are declared annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which differ from generally accepted accounting principles.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Series has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the

Dryden Core Investment Fund	47

Notes to Financial Statements

(Unaudited) continued

management of the Series. In connection therewith, PIM is obligated to keep certain books and records of the Series. PI pays for the services of PIM, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

For its services, PI will be reimbursed for its direct costs, exclusive of any profit or overhead. The costs are accrued daily payable monthly. For the six months ended July 31, 2008, the costs were at an effective annual rate of .006% for the Money Market Series’ and .015% for the Short-Term Bond Series.

PI and PIM are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the transfer agent of each Series. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Note 4. Portfolio Securities

The Short-Term Bond Series’ purchases and sales of investment securities, other than short-term investments, for the six months ended July 31, 2008, aggregated $679,279,974 and $533,819,818, respectively.

Note 5. Distributions and Tax Information

As of January 31, 2008, for federal income tax purposes, Short-Term Bond Series had capital loss carryforward of approximately $8,441,000 which expires in 2016. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforwards. It is uncertain whether Short-Term Bond Series will be able to realize the full benefit prior to the expiration date. Additionally, the Series elects to treat capital losses of approximately $207,000 as having been incurred in the following year. During the fiscal year ended January 31, 2008, the Taxable Money Market Series utilized approximately $105,900 of its capital loss carryforward.

48	Visit our website at www.jennisondryden.com

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of July 31, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

	Taxable Money Market Series		Short-Term Bond Series
	Shares	Amount	Shares	Amount
Six-Months ended July 31, 2008:
Shares sold	99,248,588,359	$99,248,588,359	7,142,320	$63,066,690
Shares issued in reinvestment of distributions	251,357,320	251,357,320	7,235,372	64,602,686
Shares reacquired	(97,333,443,703)	(97,333,443,703)	(11,360,940)	(100,941,722)

Net increase in shares outstanding	2,166,501,976	$2,166,501,976	3,016,752	$26,727,654

Year ended January 31, 2008:
Shares sold	160,735,985,221	$160,735,985,229	300,896,593	$3,001,647,451
Shares issued in reinvestment of distributions	700,164,535	700,164,535	21,305,411	208,695,190
Shares reacquired	(153,590,603,913)	(153,590,603,913)	(235,176,432)	(2,343,151,691)

Net increase in shares outstanding	7,845,545,843	$7,845,545,851	87,025,572	$867,190,950

Note 7. Overdrafts

During the six months ended July 31, 2008, the Series paid interest to the custodian for temporary overdrawn balances which for the days the balances were overdrawn was as follows:

Series	Approximate Average Balance Outstanding	Weighted Average Interest Rates
Short-Term Bond	$525,519	4.31%
Taxable Money Market	5,517,924	4.13

Dryden Core Investment Fund	49

Notes to Financial Statements

(Unaudited) continued

Note 8. New Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for any reporting period beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

Note 9. Subsequent Events

As noted in the Portfolio of Investments, the Series held securities issued by Federal Housing Finance Agency, Lehman Brothers Holdings, Inc. (Lehman) and American International Group (AIG). Subsequent to the period end, the Federal Housing Finance Agency has placed Fannie Mae and Freddie Mac into conservatorship. In addition, Lehman filed for Chapter 11 bankruptcy. With respect to securities issued by AIG or for which AIG is counterparty, the Federal Reserve Board with the full support of the Treasury Department, authorized the Federal Reserve Bank of New York to lend up to $85 billion to AIG. The secured loan has terms and conditions designed to protect the interests of the U.S. government and taxpayers. The values of the positions held by the Series have been adversely impacted since the date of these financial statements; however, the impact on the net assets of the Series is not material.

50	Visit our website at www.jennisondryden.com

Financial Highlights

(Unaudited)

JULY 31, 2008	SEMIANNUAL REPORT

Dryden Core Investment Fund

Financial Highlights

(Unaudited)

	Taxable Money Market Series
	Six Months Ended July 31, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$1.00

Net investment income and net realized gains	.01
Dividends and distributions to shareholders	(.01)

Net asset value, end of period	$1.00

Total Return(a):	1.50%
Ratios/Supplemental Data:
Net assets, end of period (000)	$26,703,082
Average net assets (000)	$25,617,594
Ratios to average net assets:
Expenses	.01	%(b)
Net investment income	2.98	%(b)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(b)	Annualized

See Notes to Financial Statements.

52	Visit our website at www.jennisondryden.com

Taxable Money Market Series
Year Ended January 31,
2008	2007	2006	2005	2004

$1.00	$1.00	$1.00	$1.00	$1.00

.05	.05	.03	.02	.01
(.05)	(.05)	(.03)	(.02)	(.01)

$1.00	$1.00	$1.00	$1.00	$1.00

5.43%	5.23%	3.46%	1.50%	1.20%

$24,536,580	$16,691,034	$14,439,643	$11,924,742	$12,769,580
$20,733,978	$15,454,186	$11,936,264	$13,091,919	$8,669,076

.01%	.02%	.02%	.02%	.03%
5.29%	5.12%	3.50%	1.50%	1.20%

See Notes to Financial Statements.

Dryden Core Investment Fund	53

Financial Highlights

(Unaudited) continued

	Short-Term Bond Series
	Six Months Ended July 31, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.32

Income (loss) from investment operations:
Net investment income	.16
Net realized and unrealized gain (loss) on investment transactions	(.53)

Total from investment operations	(.37)

Less Dividends
Dividends from net investment income	(.16)

Net asset value, end of period	$8.79

Total Return(c):	(3.94)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,478,974
Average net assets (000)	$3,520,539
Ratios to average net assets:
Expenses	.03	%(e)
Net investment income	3.73	%(e)
Portfolio turnover rate	17	%(f)

(a)	Commencement of investment operations.
(b)	Amount represents less than $.005 per share.
(c)	Total return is calculated assuming purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	The Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes, and brokerage commissions). The Manager will reimburse the Fund for any expenses in excess of .035% of average daily net assets. If the Manager had not reimbursed the Series, the expenses and the net investment income ratios would have been .06% and 5.60%, respectively, for the year ended January 31, 2008, .07% and 5.49%, respectively, for the year ended January 31, 2007 and .11% and 4.43%, respectively, for the period November 7, 2005 (commencement of investment operations) through January 31, 2006.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

54	Visit our website at www.jennisondryden.com

Short-Term Bond Series
Year Ended January 31,				November 7, 2005(a) through January 31, 2006
2008		2007

$10.01		$10.00		$10.00

.55		.54		.10
(.69)		.01		—	(b)

(.14)		.55		.10

(.55)		(.54)		(.10)

$9.32		$10.01		$10.00

(1.48)%		5.61%		.95%

$3,660,970		$3,060,691		$443,961
$3,711,731		$1,314,770		$415,749

.02	%(d)	.03	%(d)	.08	%(d)(e)
5.63	%(d)	5.52	%(d)	4.47	%(d)(e)
53%		31%		7	%(f)

See Notes to Financial Statements.

Dryden Core Investment Fund	55

Approval of Advisory Agreements

The Board of Trustees (the “Board”) of Dryden Core Investment Fund (the “Trust”) oversees the management of the Taxable Money Market Series and the Short-Term Bond Series (each a “Fund,” and collectively, the “Funds”), each of which are series of the Trust, and, as required by law, determines annually whether to renew the Trust’s management agreement with Prudential Investments LLC (“PI”) and the Funds’ subadvisory agreements with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including a majority of the Independent Trustees, met on June 3-5, 2008 and approved the renewal of the agreements through July 31, 2009, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meeting, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group was objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over one-, three- and five-year time periods ending December 31, 2007, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Funds. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 3-5, 2008.

The Trustees determined that the overall arrangements between the Funds and PI, which serves as the Funds’ investment manager pursuant to a management agreement, and between PI and PIM, which serves as each Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

Dryden Core Investment Fund

Approval of Advisory Agreements (continued)

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, quality and extent of services

The Board received and considered information regarding the nature and extent of services provided to the Funds by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers for the Funds, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadvisor, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Trust. The Board also considered the investment subadvisory services provided by PIM, which it noted had been selected by PI, as well as adherence to the Funds’ investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of each Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (CCO) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Funds by PIM, and that there was a reasonable basis on which to conclude that each Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of the Funds

The Board noted that because the Funds are not registered under the Securities Act of 1933, and are not available for investment by individual investors, the performance of the Funds was not a significant factor. However, the Board reviewed the performance

Visit our website at www.jennisondryden.com

of the Funds over one-year, three-year and five-year periods, as applicable, and concluded that each Fund’s performance was satisfactory.

Fees and Expenses

PI does not receive a fee for providing management services to the Funds, therefore this factor was not considered by the Board. The Funds operate at cost.

Costs of Services and Profits Realized by PI

The Funds are operated at cost by PI; therefore this factor was not considered.

Economies of Scale

The Board did not consider economies of scale, because the Funds do not incur management fees.

Other Benefits to PI and PIM

The Board did not consider this factor, because the Funds are operated at cost.

Dryden Core Investment Fund

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a) (1) Code of Ethics – Not required, as this is not an annual filing.

      (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

      (3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Core Investment Fund

By	(Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date September 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date September 25, 2008

By	(Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 25, 2008

*	Print the name and title of each signing officer under his or her signature.